FINANCIAL INSTRUMENTS AND RISKS (Tables)	12 Months Ended
Jan. 31, 2024
SCHEDULE OF FINANCIAL INSTRUMENTS

The Company has classified its cash as measured at fair value in the statement of financial position, using level 1 inputs.

Categories of financial instruments

As at:	January 31, 2024	January 31, 2023
Financial assets:
FVTPL
Cash	$25,699	$20,776
Financial liabilities:
Amortized cost
Accounts payable	$173,954	$106,517
Accrued liabilities	$51,893	$76,869
Due to related parties	$600,223	$443,071
Notes payable	$2,561,691	$2,202,540

SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES	Assets and liabilities measured at fair value on a recurring basis:
As at January 31, 2024	Level 1	Level 2	Level 3	Total
Cash	$25,699	$-	$-	$25,699

SUMMARY OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

The following table details the remaining contractual maturities of the Company’s financial liabilities as of January 31, 2024:

	Within 1 year	1-5 years	5+ years
Accounts payable and accrued liabilities	$225,847	$-	$-
Amounts due to related parties	$600,223	$-	$-
Loans payable	$2,561,691	$-	$-
Withholding taxes payable	$-	$-	$138,568
	$3,387,761	$-	$138,568